Income taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic and foreign components of loss before income taxes
The following table presents domestic and foreign components of loss before income taxes for the years ended December 31, 2022, 2021 and 2020 (in thousands):
	Year ended December 31,
	2022	2021	2020
Domestic	$(11,214)	$(27,205)	$(7,784)
Foreign	(40,315)	(4,340)	(2,235)
Total net loss before income taxes	$(51,529)	$(31,545)	$(10,019)

Significant components of deferred income tax assets and liabilities
Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2022, and 2021 are as follows:
	Year ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$55,430	$59,916
Research and development credit carryforward	13,304	13,675
Scientific research and experimental development deductions	30,064	23,071
Depreciation and amortization	5,943	5,634
Deferred revenue	—	165
Start-up costs	978	—
Stock-based compensation	547	—
Other accruals and reserves	888	730
Total deferred tax assets	107,154	103,191
Valuation Allowance	(100,241)	(97,143)
Total deferred tax assets, net	$6,913	$6,048
Deferred tax liabilities:
Convertible notes	(1)	(4)
Marketable securities	(315)	(315)
Loan payable	(6,597)	(5,729)
Total deferred tax liabilities	(6,913)	(6,048)
Net deferred tax assets (liabilities)	$—	$—

Reconciliation of the effective tax rate
A summary reconciliation of the effective tax rate calculated at the US federal rate for 2022 and the combined Canadian federal and provincial statutory corporate tax rate for 2021 and 2020 is as follows:
	Year ended December 31,
	2022	2021	2020
US federal tax rate	21%	27%	27%
State tax	1%	—%	—%
Foreign losses taxed at different rates	5%	—%	1%
Return to provision adjustments	(1)%	—%	—%
Stock-based compensation	(3)%	—%	—%
Research and development credits	5%	—%	(3)%
Permanent differences	(24)%	(2)%	18%
Other	—%	1%	7%
Change in valuation allowance	(4)%	(26)%	(50)%
Effective tax rate	—%	—%	—%

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of total gross unrecognized tax benefits are as follows:
Balance, December 31, 2021	$—
Gross increase related to current year fiscal year tax positions	—
Gross increase related to prior year fiscal year tax positions	689
Settlements	—
Lapse of statute of limitations	—
Balance, December 31, 2022	$689